Consolidated Balance Sheets (Parenthetical) - $ / shares		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Common stock, par value	[1]	$ 0.005	$ 0.005
Common stock, shares authorized unlimited		Unlimited	Unlimited
Common stock, shares issued		7,535,897	6,406,146
Common stock, shares outstanding		7,535,897	6,406,146
Freight App Inc [Member]
Common stock, par value		$ 0.00001	$ 0.00001
Preferred Stock, Shares Authorized		60,437,031
Preferred Stock, Shares Issued		12,928,610	12,162,748
Common Stock, Shares Authorized		34,441,711	34,441,711
Freight App Inc [Member] | Series A Preferred Stock [Member]
Preferred stock, par value		$ 0.00001	$ 0.00001
Preferred Stock, Shares Authorized		30,050,652	30,050,652
Preferred Stock, Shares Issued		12,928,610	12,162,748
Preferred Stock, Shares Outstanding		12,928,610	12,162,748
Freight App Inc [Member] | Series Seed Preferred Stock [Member]
Preferred stock, par value		$ 0.00001	$ 0.00001
Preferred Stock, Shares Authorized		19,958	19,958
Preferred Stock, Shares Issued		12,175	12,175
Preferred Stock, Shares Outstanding		12,175	12,175
Freight App Inc [Member] | Voting [Member]
Common stock, shares issued		1,284,970	1,204,985
Freight App Inc [Member] | Nonvoting [Member]
Common stock, shares outstanding		80,000	80,000

[1]	The number of shares outstanding was adjusted retroactively for all period presented to reflect the 5 to 1 reverse stock split change which was effective on October 29, 2020.